Cash and Cash Equivalents (Details) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Bank deposits	$ 3,245,912		$ 9,457,061
Short term investments	48,618,902		47,958,289
Total	$ 51,864,814	$ 53,332,496	$ 57,415,350	$ 58,886,240	$ 60,785,602	$ 61,822,137